Financial assets at fair value through profit or loss - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	£ 179,445	£ 206,771
Insurance contracts
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	£ 159,730	£ 179,988